Note 21 - Fair Value Disclosures (Details) - Carrying Values And Estimated Fair Values Of Debt Instuments (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 21 - Fair Value Disclosures (Details) - Carrying Values And Estimated Fair Values Of Debt Instuments [Line Items]
Cash and cash equivalents	$ 123,815,138	$ 14,044,921	$ 15,195,259
Securities available for sale	101,557,211	109,840,965	93,683,774
Securities held to maturity	150,572,922	116,027,900	142,474,423
Loans held for sale	14,535,681	35,960,262	19,234,111
Loans	355,729,293	514,662,898	469,897,321
Accrued interest receivable	2,143,535	2,872,099	2,996,848
Deposits	(686,943,954)	(707,689,475)	(623,862,485)
Redeemable subordinated debentures	(18,557,000)	(18,557,000)	(18,557,000)
Accrued interest payable	(787,927)	(1,057,779)	(1,186,511)
Fair Value, Inputs, Level 1 [Member]
Note 21 - Fair Value Disclosures (Details) - Carrying Values And Estimated Fair Values Of Debt Instuments [Line Items]
Cash and cash equivalents		14,044,921
Securities available for sale	20,101,450	27,923,670
Fair Value, Inputs, Level 2 [Member]
Note 21 - Fair Value Disclosures (Details) - Carrying Values And Estimated Fair Values Of Debt Instuments [Line Items]
Securities available for sale	81,455,761	81,917,295
Securities held to maturity		121,839,363
Loans held for sale		35,960,262
Accrued interest receivable		2,872,099
Deposits		(709,678,000)
Borrowings		(43,906,000)
Redeemable subordinated debentures		(18,557,000)
Accrued interest payable		(1,057,779)
Fair Value, Inputs, Level 3 [Member]
Note 21 - Fair Value Disclosures (Details) - Carrying Values And Estimated Fair Values Of Debt Instuments [Line Items]
Securities available for sale	0	0
Loans		515,577,788
Carrying Value [Member]
Note 21 - Fair Value Disclosures (Details) - Carrying Values And Estimated Fair Values Of Debt Instuments [Line Items]
Cash and cash equivalents		14,044,921	15,195,259
Securities available for sale		109,840,965	93,683,774
Securities held to maturity		116,027,900	142,474,423
Loans held for sale		35,960,262	19,234,111
Loans		514,662,898	469,897,321
Accrued interest receivable		2,872,099	2,996,848
Deposits		(707,689,475)	(623,862,485)
Borrowings		(42,400,000)	(88,300,000)
Redeemable subordinated debentures		(18,557,000)	(18,557,000)
Accrued interest payable		(1,057,779)	(1,186,511)
Estimate of Fair Value Measurement [Member]
Note 21 - Fair Value Disclosures (Details) - Carrying Values And Estimated Fair Values Of Debt Instuments [Line Items]
Cash and cash equivalents		14,044,921	15,195,259
Securities available for sale		109,840,965	93,683,774
Securities held to maturity		121,839,363	147,621,280
Loans held for sale		35,960,262	19,234,111
Loans		515,577,788	471,633,550
Accrued interest receivable		2,872,099	2,996,848
Deposits		(709,678,000)	(625,764,000)
Borrowings		(43,906,000)	(90,163,000)
Redeemable subordinated debentures		(18,557,000)	(18,557,000)
Accrued interest payable		$ (1,057,779)	$ (1,186,511)